Cash and Cash Equivalents and Restricted Cash (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents and Restricted Cash [abstract]
Standby letters of credit and letters of guarantee	$ 2,821	$ 2,916